PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Depreciation	$ 617	$ 505	$ 711	$ 537